Administrative expenses - Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature
Salaries and wages	$ 144.7	$ 134.7	$ 155.9
Other benefits	12.9	15.7	15.4
Share-based payment expense	28.8	20.2	13.3
Pension costs	6.3	6.7	7.2
Total Staff costs	192.7	177.3	191.8
Administrative expense
Expense by nature
Total Staff costs	166.4	152.4	159.0
Cost of sales
Expense by nature
Total Staff costs	$ 26.3	$ 24.9	$ 32.8